Business Combinations (Details Textual) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended					12 Months Ended									12 Months Ended	1 Months Ended	12 Months Ended
	Feb. 08, 2012	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 24, 2014	Feb. 19, 2013	Jun. 30, 2012	Dec. 31, 2012 Trademarks [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2012 Aldagen [Member]	Dec. 31, 2012 February 2012 Aldagen Warrants [Member]		Sep. 30, 2013 February 2012 Aldagen Warrants [Member]		Dec. 31, 2011 February 2012 Aldagen Warrants [Member]		Dec. 31, 2012 Warrant [Member]	Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2012 Series E Preferred Stock [Member]	Dec. 31, 2012 Series A and Series B Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member] Affiliated Entity [Member]
Stock Issued During Period, Shares, Acquisitions																							135,398	207,000
Conversion of Stock, Description																							the Series E Preferred Stock automatically converted into shares of common stock pursuant to its terms, in a 100-for-1 shares ratio, upon the Company's filing of an amended Certificate of Incorporation to increase the number of authorized shares of common stock
Release Of Stock Held In Escrow Account																					139,830
Class of Warrant or Right, Outstanding										5,288,256				2,115,596	[1]	2,115,596	[1]	0	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.50		1.50		1.42				1.42		1.42
Class Of Warrant Or Righst Expiry Date														0
Class Of Warrant Or Right Exercise Description														(i) commencing on the issuance date, for up to 30% of the total shares of the Company's common stock exercisable under the Replacement Warrants, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the shares under the Replacement Warrants. The Replacement Warrants contain exercise price adjustments, cashless exercise and other provisions customary to instruments of this nature						(i) commencing on the issuance date, for up to 30% of shares of the Companys common stock under each warrant, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the warrant. Each warrant also contains exercise price adjustments, cashless exercise and other provisions customary to the instruments of this nature.
Convertible Preferred Stock Conversion Price Per Share																									$ 0.4392	$ 0.558
Convertible Preferred Stock Shares Issuable Upon Conversion																				1.42						7,790,350
Stock Issued During Period On Inducement To Remaining Shareholders																									330,000	330,000
Proceeds From Issuance Of Common Stock	$ 5,000,000			$ 4,910,237	$ 8,336,925	$ 9,493,906	$ 3,774,330
Class Of Warrant Or Right Additional Number Of Securities Called By Warrants Or Rights																				5,700,000
Proceeds from Warrant Exercises																				2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights									6,363,638											1,180,547
Business Combination Contingent Consideration Shares Issuable																						20,309,723
Business Combination Contingent Consideration Undiscounted Value												28,400,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		250,000	12,500	1,028,000			1,000,500					2,271,500
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual													5,542,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual													217,000
Finite-Lived Intangible Asset, Useful Life											20 years
Business Combination Contingent Consideration												$ 11,110,000

[1]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.